UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
September 30, 2012

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2012.

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
No-Load Shares	17.88%	9.14%	2.01%	5.26%
Class A Shares(B) (with sales charge)*	N/A	N/A	N/A	-3.43%
Class A Shares(B) (without sales charge)*	N/A	N/A	N/A	2.46%
S&P 500(C)	30.20%	13.21%	1.05%	7.89%

Total Annual Fund Operating Expense Ratio (from 08/01/12 Prospectus):

No-Load Shares - Gross 1.57%, Net 1.45% Class A Shares - Gross 1.82%, Net 1.45%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(B) Class A commenced operations on August 1, 2012.

(C) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from April 1, 2003.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2012 Semi-Annual Report 1

NEIMAN LARGE CAP VALUE FUND

                                                        Neiman Large Cap Value Fund
                                                   by Sectors (as a percentage of Net Assets)
                                                                            (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2012 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2)ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 1, 2012 and held through September 30, 2012 for the No-Load Class. For Class A the example is based on an investment of $1,000 invested in the Fund on August 1, 2012 and held through September 30, 2012.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2012 to
	April 1, 2012	September 30, 2012	September 30, 2012

Actual	$1,000.00	$1,002.96	$7.28

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Class A

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	August 1, 2012 to
	August 1, 2012	September 30, 2012	September 30, 2012

Actual	$1,000.00	$1,024.59	$2.45*

Hypothetical**	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the partial period.)

** The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from April 1, 2012 to September 30, 2012. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the aver age account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2012 Semi-Annual Report 3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Chemicals
2,900	CF Industries Holdings, Inc.	$644,496	2.91%
Aircraft Engines & Engine Parts
5,100	United Technologies Corp. +	399,279	1.80%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
9,700	HJ Heinz Co.	542,715	2.45%
Commercial Banks
8,900	Bank of Montreal (Canada) +	525,456	2.37%
Crude Petroleum & Natural Gas
3,400	Apache Corp. +	293,998	1.33%
Electric Services
10,600	American Electric Power Co. Inc.	465,764
2,400	Cummins Inc. +	221,304
8,900	Southern Co. +	410,201
		1,097,269	4.95%
Electronic & Other Electrical Equipment (No Computer Equipment)
11,600	Emerson Electric Co. +	559,932	2.53%
Fire, Marine & Casualty Insurance
8,700	ACE Limited (Switzerland) +	657,720
8,800	The Chubb Corporation +	671,264
		1,328,984	6.00%
Food and Kindred Products
11,800	Kraft Foods Inc.	487,930	2.20%
Gas & Other Services Combined
8,100	Sempra Energy	522,369	2.36%
Hospitals & Medical Service Plans
15,600	Aetna Inc. +	617,760
9,700	UnitedHealth Group, Inc. +	537,477
		1,155,237	5.21%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,500	VF Corp.	557,760	2.52%
National Commercial Banks
9,000	The PNC Financial Services Group, Inc. +	567,900	2.56%
Oil & Gas Field Machinery & Equipment
6,300	National Oilwell Varco, Incorporated	504,693	2.28%
Oil, Gas Field Services, NBC
8,300	Schlumberger Limited +	600,339	2.71%
Petroleum Refining
4,900	Chevron Corp.	571,144
15,400	Suncor Energy Inc. (Canada)	505,890
		1,077,034	4.86%
Pharmaceutical Preparations
11,900	Eli Lilly and Company	564,179	2.55%
Radio & TV Broadcasting & Communications Equipment
11,200	QUALCOMM Incorporated +	699,664	3.16%
Railroads, Line-Haul Operating
5,700	Canadian National Railway Company (Canada)	502,911
8,800	Norfolk Southern Corp.	559,944
3,500	Union Pacific Corporation	415,450
		1,478,305	6.67%
Retail - Eating Places
5,300	McDonald's Corp. +	486,275	2.19%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Retail - Variety Stores
6,200	Costco Wholesale Corp.	$620,992	2.80%
Rubber & Plastic Footwear
6,500	Nike Inc. Class B +	616,915	2.78%
Search, Detection, Navigation, Guidance, Aeronautical Systems
7,600	Raytheon Company	434,416	1.96%
Semiconductors & Related Devices
21,000	Intel Corporation +	475,755	2.15%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
9,500	Procter & Gamble Co. +	658,920	2.97%
Surgical & Medical Instruments & Apparatus
7,900	Stryker Corporation +	439,714	1.98%
Tobacco Products
11,700	Altria Group Inc.	390,663
5,400	Philip Morris International, Inc. +	485,676
		876,339	3.95%
Wholesale-Drugs Properties & Druggists' Sundries
6,500	McKesson Corporation +	559,195	2.51%
Total for Common Stocks (Cost $15,899,974)		18,776,060	84.71%
	Other Assets in Excess of Liabilities	3,388,584	15.29%
	Net Assets	$22,164,644	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2012 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
ACE Limited (Switzerland)
January 2013 Calls @ 82.50	1,200	$600
Aetna Inc.
October 2012 Calls @ 40.00	1,600	1,088
October 2012 Calls @ 50.00	1,000	40
January 2013 Calls @ 42.00	1,700	2,023
		3,151
Apache Corp.
January 2013 Calls @ 92.50	700	1,673
Bank of Montreal (Canada)
December 2012 Calls @ 60.00	1,600	1,360
The Chubb Corporation
October 2012 Calls @ 75.00	1,500	2,775
January 2013 Calls @ 75.00	1,600	4,736
		7,511
Cummins Inc.
January 2013 Calls @ 125.00	500	100
Emerson Electric Co.
January 2013 Calls @ 52.50	1,200	660
Intel Corporation
October 2012 Calls @ 29.00	5,000	50
McDonald's Corp.
January 2013 Calls @ 100.00	600	240
McKesson Corporation
November 2012 Calls @ 95.00	900	720
January 2013 Calls @ 95.00	900	540
		1,260
Nike Inc. Class B
October 2012 Calls @ 115.00	1,100	11
January 2013 Calls @ 120.00	1,100	154
		165
Philip Morris International, Inc.
January 2013 Calls @ 92.50	800	1,488
The PNC Financial Services Group, Inc.
November 2012 Calls @ 65.00	1,000	970
January 2013 Calls @ 70.00	1,000	520
		1,490
Procter & Gamble Co.
October 2012 Calls @ 65.00	700	3,115
QUALCOMM Incorporated
October 2012 Calls @ 60.00	1,500	4,575
January 2013 Calls @ 65.00	1,500	3,525
		8,100
Schlumberger Limited
January 2013 Calls @ 75.00	900	2,664
Southern Co.
January 2013 Calls @ 47.00	2,000	940
Stryker Corporation
January 2013 Calls @ 57.50	1,100	1,705
UnitedHealth Group, Inc.
January 2013 Calls @ 60.00	1,400	1,596
United Technologies Corp.
January 2013 Calls @ 80.00	900	1,872
Total (Premiums Received $76,957)		$39,740

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2012
Assets:
Investment Securities at Fair Value	$18,776,060
(Cost $15,899,974)
Cash	3,375,476
Prepaid Expenses	19,230
Receivables:
Fund Shares Purchased	49,064
Dividends and Interest	42,433
Total Assets	22,262,263
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $76,957)	39,740
Payable for Fund Shares Redeemed	5,226
Payable for Securities Purchased	16,210
Accrued Management Fees	14,085
Accrued Distribution and Service (12b-1) Fees	3
Accrued Compliance Officer Expense	1,018
Accrued Trustees Fees	763
Other Accrued Expenses	20,574
Total Liabilities	97,619
Net Assets	$22,164,644
Net Assets Consist of:
Paid In Capital	$18,963,632
Accumulated Undistributed Net Investment Income	98,700
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	189,009
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	2,913,303
Net Assets	$22,164,644

No-Load Shares
Net Assets	$22,144,108
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	966,022
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$22.92

Class A Shares *
Net Assets	$20,536
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	896
Net Asset Value and Redemption Price Per Share	$22.92
Maximum Offering Price Per Share ($22.92/0.9425) **	$24.32

* Class Commenced Operations on August 1, 2012. ** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2012
Investment Income:
Dividends and Interest (Net of foreign withholding tax of $4,206)	$279,427
Total Investment Income	279,427

Expenses:
Management fees	124,610
Transfer agent fees & accounting fees	21,254
Distribution and service (12b-1) fees - Class A	3
Administration fees	12,428
Audit fees	8,784
Registration expense	15,041
Custody fees	5,415
Legal fees	4,212
Miscellaneous expense	3,008
Printing and postage expense	2,006
Insurance expense	2,088
Compliance officer expense	2,006
Trustees fees	1,504
Total Expenses	202,359
Less:
Expense Waiver / Expense Reimbursement	(21,677)
Net Expenses	180,682
Net Investment Income (Loss)	98,745

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	514,327
Realized Gain (Loss) on Options Written	31,420
Change In Unrealized Appreciation (Depreciation) on Investments	(736,330)
Change In Unrealized Appreciation (Depreciation) on Options Written	24,979
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	(165,604)

Net Increase (Decrease) in Net Assets from Operations	$(66,859)

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2012	4/1/2011
	to	to
	9/30/2012	3/31/2012
From Operations:
Net Investment Income (Loss)	$98,745	$152,124
Net Realized Gain (Loss) on Investments	514,327	632,469
Net Realized Gain (Loss) on Options Written	31,420	317,833
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(711,351)	70,819
Increase (Decrease) in Net Assets from Operations	(66,859)	1,173,245
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(84,182)	(110,494)
Class A Shares *	-	-
Net Realized Gain from Security Transactions
No-Load Shares	-	-
Class A Shares *	-	-
Change in Net Assets from Distributions	(84,182)	(110,494)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	2,081,086	13,103,788
Class A Shares *	20,597	-
Shares Issued on Reinvestment of Dividends
No-Load Shares	68,682	96,368
Class A Shares *	-	-
Cost of Shares Redeemed
No-Load Shares	(9,098,504)	(8,299,275)
Class A Shares *	-	-
Net Increase (Decrease) from Shareholder Activity	(6,928,139)	4,900,881
Net Increase (Decrease) in Net Assets	(7,079,180)	5,963,632
Net Assets at Beginning of Period	29,243,824	23,280,192
Net Assets at End of Period (Including Accumulated	$22,164,644	$29,243,824
Undistributed Net Investment Income of $98,700 and $84,137)
Share Transactions:
Issued
No-Load Shares	92,459	604,094
Class A Shares *	896	-
Reinvested
No-Load Shares	3,148	4,423
Class A Shares *	-	-
Redeemed
No-Load Shares	(405,102)	(380,033)
Class A Shares *	-	-
Net Increase (Decrease) in Shares	(308,599)	228,484

* Class Commenced Operations on August 1, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 9

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2012		4/1/2011	4/1/2010	4/1/2009	4/1/2008	4/1/2007
throughout the period:	to		to	to	to	to	to
	9/30/2012		3/31/2012	3/31/2011	3/31/2010	3/31/2009	3/31/2008
Net Asset Value -
Beginning of Period	$22.93		$22.23	$19.27	$15.29	$21.77	$22.17
Net Investment Income (Loss) (a)	0.09		0.13	0.05	0.07	0.18	0.25
Net Gains or Losses on Securities (d)
(realized and unrealized)	(0.03)		0.66	2.98	4.02	(6.43)	1.55
Total from Investment Operations	0.06		0.79	3.03	4.09	(6.25)	1.80

Distributions (From Net Investment Income)	(0.07)		(0.09)	(0.07)	(0.11)	(0.03)	(0.22)
Distributions (From Capital Gains)	0.00		0.00	0.00	0.00	(0.20)	(1.98)
Total Distributions	(0.07)		(0.09)	(0.07)	(0.11)	(0.23)	(2.20)
Net Asset Value -
End of Period	$22.92		$22.93	$22.23	$19.27	$15.29	$21.77
Total Return (b)	0.30	% ***	3.57%	15.83%	26.87%	(29.04)%	8.20%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$22,144		$29,244	$23,280	$13,844	$11,618	$4,438
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.63	% **	1.57%	1.83%	2.09%	2.49%	3.55%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.62	% **	0.49%	0.16%	0.06%	0.22%	-0.66%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% **	1.46%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.79	% **	0.60%	0.26%	0.40%	0.96%	1.14%
Portfolio Turnover Rate	19.04	% ***	64.41%	35.26%	74.34%	101.01%	80.43%

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	8/1/2012*
	to
	9/30/2012
Net Asset Value -
Beginning of Period	$22.37
Net Investment Income (Loss) (a)	0.04
Net Gains or Losses on Securities (d)
(realized and unrealized)	0.51
Total from Investment Operations	0.55
Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00
Net Asset Value -
End of Period	$22.92
Total Return (b)	2.46	% ***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$21
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.88	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	0.68	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11	% **

Portfolio Turnover Rate	19.04	% *** (c)

* The Class commenced operations on August 1, 2012. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(c) Portfolio turnover presented above is representive of the Fund's portfolio turnover from April 1, 2012 to September 30, 2012.
(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2012
(UNAUDITED)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2012, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The Fund currently offers No-Load Class shares and Class A shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus.The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2012, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2012 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities that are traded on any exchange or on the NAS-DAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

2012 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value procedures, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,776,060	$0	$0	$18,776,060
Total	$18,776,060	$0	$0	$18,776,060

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$39,740	$0	$39,740
Total	$0	$39,740	$0	$39,740

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2012. There were no transfers into or out of the levels during the six month period ended September 30, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2012, the Adviser earned management fees totaling $124,610 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class and at 1.45% of its average daily net assets for Class A Shares through July 31, 2013. The fee waiver will automatically terminate on July 31, 2013 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2013.

For the six month period ended September 30, 2012, the Adviser waived fees and/or reimbursed expenses totaling $21,677 to the Fund. The Fund owed the Adviser $14,085 at September 30, 2012. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAEHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the ”Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compen-

2012 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

sation for its services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay annual 12b-1 fee equal to 0.25% of its average daily net assets. During the period August 1, 2012 through September 30, 2012, there was $3 of 12b-1 fees incurred by Class A. As of September 30, 2012, $3 was available for qualifed expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. Those individuals earned $119 resulting from the sale of Class A shares during the period August 1, 2012 to September 30, 2012.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,317,232 and $8,084,064, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2012 was $15,899,974, and premiums received from options written was $76,957.

At September 30, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$3,192,020	($278,717)	$2,913,303

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2012, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 55.36% of the Fund, and therefore may be deemed to control the Fund.

9.) WRITTEN OPTIONS
As of September 30, 2012, Fund portfolio securities valued at $2,089,123 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the six month period ended September 30, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2012	780	$111,848
Options written	1,499	$319,797
Options terminated in closing purchase transactions	(545)	($124,153)
Options expired	(843)	($147,491)
Options exercised	(541)	($83,044)
Options outstanding at September 30, 2012	350	$76,957

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($39,740)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$31,420	Appreciation (Depreciation)	$24,979
	Written		on Options Written

2012 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

10.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions was as follows:

Distributions paid from:
	Six Months ended	Year ended
	September 30, 2012	March 31, 2012
Ordinary Income:	$84,182	$110,494
Long-term Capital Gain:	0	0
	$84,182	$110,494

2012 Semi-Annual Report 15

ADDITIONAL INFORMATION
September 30, 2012
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on June 25, 2012, the Board of Trustees (the “Board” or the “Trustees”) reviewed and approved the continuance of the Investment Advisory Agreements (the “Agreement”) between the Adviser and the Neiman Large Cap Value Fund (the “Large Cap Value Fund”) and Neiman Balanced Allocation Fund (the “Balanced Allocation Fund”). In renewing the Agreements, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Funds and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2012. The Report also included comparative performance information for the Funds' comparative index, the S&P 500. The Trustees noted that each of the Funds continued to perform well. The report indicated that the Large Cap Value Fund's one-year and five-year annualized returns were higher than its Peer Group average. The Fund's one-year return was below the comparative index and the Fund's five-year annualized return was higher than the comparative index. The report also indicated that the Large Cap Fund's three-year annualized return was below its Peer Group and comparative index. As to the since inception performance, the report indicated that Large Cap Value underperformed the comparative index. Management stated that due to the low volatility of the Large Cap Value Fund, it is expected that the Fund may underperform in a strong market. The report indicated that both classes of the Balanced Allocation Fund underperformed the Peer Group average and comparative index for the three-month and one year periods, but at the same time both classes outperformed the two funds that are most similar to the Balanced Allocation Fund. The Trustees then reviewed the Balanced Allocation Fund's performance for both classes since inception compared to the benchmark. It was noted that the benchmark outperformed both classes of the Balanced Allocation Fund, which the Adviser noted was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not fully participate on the upside and therefore will lag the benchmark. The Trustees concluded that the each Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience. The Board noted the change in the personnel managing the Funds. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Funds by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. The representatives of the Adviser also discussed the Adviser's financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds, it was noted that the Adviser is waiving expenses or subsidizing the Funds due to the current asset levels. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Funds' expenses to limit Fund operating expenses (with certain exclusions) to 1.45% for Large Cap Value, 1.45% for Balanced Allocation Class A and 2.20% for Balanced Allocation Class C. The Board noted that the Adviser realized a profit after indirect expenses related to Large Cap Value of approximately $37,500 as of March 31, 2012. It was further noted that thru March 31, 2012 Balance Allocation was a relatively new fund and before indirect expenses the Adviser realized minimal profit; however, after indirect expenses, the Adviser lost money through its relationship with the Balanced Allocation Fund. The Trustees then discussed the Adviser's financial condition.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Groups for each Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Large Cap Value's audited expense ratio of 1.46% was slightly higher than the average audited expense ratio of 1.36% for the Peer Group and within the range of its peers. The Trustees also noted that Large Cap Value's net expense ratio (which includes acquired fund fees and expenses) of 1.48% was slightly higher than the average net expense

2012 Semi-Annual Report 16

Additional Information (Unaudited) - continued

ratio (which includes acquired fund fees and expenses) of 1.35% for the Peer Group and within the range of its peers. Additionally, it was noted that effective May 9, 2011 the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect cost of investing in acquired funds) to 1.45% of its average daily net assets through July 31, 2013. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.72%, but within the range of its Peer Group. In addition, the Trustees noted that the Fund did not charge a front end load, deferred load or 12b-1 fee whereas the Peer Group had an average of 0.76% front end loads, 0.46% deferred loads, and 0.35% 12b-1 fees. Turning to Balanced Allocation Fund the Trustees noted that Class A's and Class C's audited expense ratio of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of 0.93% for the Peer Group. Class A was within the range of its Peer Group and Class C was at the high end of the Peer Group. The Balanced Allocation Fund's net expense ratio (which includes acquired fund fees and expenses) of 2.40% for Class A and 3.06% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.67% for the Peer Group, but within the range of the Peer Group. Additionally, it was noted that effective August 1, 2011 the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% for Class A and 2.20% for Class C of their average daily net assets through July 31, 2013. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.28%, but within the range of the Peer Group. In addition, the Trustees noted that Class A charged a front end load of 5.75%, no deferred load and a 12b-1 fee of 0.25% whereas the Peer Group on average received 0.90% front end loads, 1.23% deferred loads, and 0.49% 12b-1 fees, respectively. The Trustees further noted that Class C did not charge a front end load, charged a 1.00% deferred load and a 12b-1 fee of 1.00% whereas the Peer Group on average received 0.90% front end loads, 1.23% deferred loads, and 0.49% 12b-1 fees, respectively. The Trustees also recognized that the Adviser is capping each Fund's expense ratio, and therefore the net management fees may be substantially less than the gross management fees depending on the net assets of each Fund.

Finally, the Trustees reviewed information regarding fees charged by the Adviser for other client relationships. The Trustees recognized the expense ratios were within the range of the Peer Groups average and the management fees were at the top end of the Peer Groups; however, they also recognized that the Adviser is capping each Fund's expenses, the Adviser was currently making only a minimal profit for the Large Cap Value Fund and a minimal profit for Balanced Allocation Fund before indirect expenses. The Funds' performance overall was in line with both Funds' Peer Groups. Having considered the comparative data as described above, the Trustees concluded that the Funds' management fees and expense ratios were reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Funds and noted that as the Funds grow the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreements. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Funds. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Funds. The Board agreed that the management fees were reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Funds capped the expenses and that additional economics of scale would not be a material consideration until the Funds are substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreements would be in the best interests of the Funds.

2012 Semi-Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

SEMI-ANNUAL REPORT
September 30, 2012

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OFSEPTEMBER 30, 2012.

		Since
	1 Year	Inception(A)
CLASS A (with sales charge)***	9.81%	5.15%
CLASS A (without sales charge)***	16.49%	8.00%
CLASS C (with CDSC)****	14.47%	7.17%
CLASS C (without CDSC)****	15.48%	7.17%
S&P 500 Index (B)	30.20%	15.56%

Annual Fund Operating Expense Ratio: Class A - Gross 3.35%, Net 2.40% (from 08/01/2012 Prospectus) Class C - Gross 4.10%, Net 3.15%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

*** With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

**** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2012 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

                                                  Neiman Balanced Allocation Fund
                                                 by Sectors (as a percentage of Net Assets)
                                                                        (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2012 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2012 through September 30, 2012.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2012 to
	April 1, 2012	September 30, 2012	September 30, 2012

Actual	$1,000.00	$1,021.89	$7.35

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2012 to
	April 1, 2012	September 30, 2012	September 30, 2012

Actual	$1,000.00	$1,017.73	$11.13

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2012 Semi-Annual Report 3

Neiman Balanced Allocation Fund

		Schedule of Investments
		September 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
13,729	AllianceBernstein Small Cap Growth Portfolio - Class A	$542,981
28,214	Amana Growth Fund	760,373
53,586	American Century Investments Inflation-Adjusted Bond Fund Investor Class	718,057
49,962	Columbia Dividend Income Fund - Class	752,429
37,924	Delaware Select Growth Fund - Class A *	1,541,236
11,211	Fidelity Advisor Materials Fund	796,215
33,591	Intrepid Small Cap Value Fund - Institutional Class	535,097
171,404	Ivy High Income Fund - Class Y	1,460,359
22,486	JPMorgan Mid Cap Value Fund	614,539
65,115	Neiman Large Cap Value Fund +	1,492,431
52,642	Neuberger Berman Real Estate Fund - Trust Class	709,612
122,786	PIMCO Income Fund - Class D	1,500,444
112,434	PIMCO Total Return Fund - Institutional Class	1,301,988
51,315	Thornburg International Growth Fund - Class A	809,751
77,707	Virtus Emerging Markets Opportunities Fund - Class I	766,965
23,177	Wells Fargo Advantage Discovery Fund - Class A *	623,227
Total for Mutual Funds (Cost $13,763,916)		14,925,704	99.31%
Money Market Funds
155,221	Fidelity Money Market Portfolio Select Class 0.12% **	155,221
Total for Money Market Funds (Cost $155,221)		155,221	1.04%
	Total Investments	15,080,925	100.35%
	(Cost $13,919,137)
	Liabilities in Excess of Other Assets	(53,187)	-0.35%
	Net Assets	$15,027,738	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2012.

The accompanying notes are an integral part of these
financial statements.

2012 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2012
Assets:
Unaffiliated Investment Securities at Fair Value	$13,588,494
(Cost $12,605,325)
Affiliated Investment Securities at Fair Value	1,492,431
(Cost $1,313,812)
Prepaid Expenses	3,192
Receivables:
Fund Shares Purchased	4,714
Dividends and Interest	18,655
Total Assets	15,107,486
Liabilities:
Payable for Fund Shares Redeemed	17,863
Due to Adviser	3,789
Accrued Distribution and Service (12b-1) Fees	34,195
Accrued Compliance Officer Expense	965
Accrued Trustees Fees	724
Other Accrued Expenses	22,212
Total Liabilities	79,748
Net Assets	$15,027,738
Net Assets Consist of:
Paid In Capital	$14,129,107
Accumulated Undistributed Net Investment Income	45,079
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(308,236)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,161,788
Net Assets	$15,027,738

Class A
Net Assets	$7,949,035
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	681,069
Net Asset Value and Redemption Price Per Share	$11.67
Maximum Offering Price Per Share ($11.67/0.9425) (a)	$12.38

Class C
Net Assets	$7,078,703
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	616,374
Net Asset Value and Offering Price Per Share	$11.48
Redemption Price Per Share ($11.48 x 0.99) (b)	$11.37

(a) Reflects a maximum sales charge of 5.75% .
(b) A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2012
Investment Income:
Dividends from Unaffiliated Funds	$125,025
Dividends from Affiliated Funds	7,088
Interest from Unaffiliated Funds	174
Total Investment Income	132,287
Expenses:
Management fees	72,033
Transfer agent fees & accounting fees	18,434
Distribution and service (12b-1) fees - Class A	9,376
Distribution and service (12b-1) fees - Class C	34,530
Administration fees	15,041
Audit fees	8,784
Registration expense	6,268
Custody fees	5,014
Legal fees	4,212
Miscellaneous expense	3,008
Printing and postage expense	1,504
Insurance expense	2,174
Compliance officer expense	2,006
Trustees fees	1,504
Total Expenses	183,888
Less:
Expense Waiver / Expense Reimbursement	(53,542)
Net Expenses	130,346
Net Investment Income (Loss)	1,941

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investments	299
Realized Gain (Loss) on Unaffiliated Investments	102,810
Realized Gain (Loss) on Affiliated Investments	(7,575)
Change In Unrealized Appreciation (Depreciation) on Investments	218,811
Net Realized and Unrealized Gain (Loss) on Investments	314,345

Net Increase (Decrease) in Net Assets from Operations	$316,286

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2012	4/1/2011
	to	to
	9/30/2012	3/31/2012
From Operations:
Net Investment Income (Loss)	$1,941	$43,138
Capital Gain Distributions from Investments	299	102,518
Net Realized Gain (Loss) on Investments	95,235	(501,950)
Change in Net Unrealized Appreciation (Depreciation) on Investments	218,811	596,407
Increase (Decrease) in Net Assets from Operations	316,286	240,113
From Distributions to Shareholders:
Net Investment Income
Class A	-	(11,936)
Class C	-	(9,640)
Net Realized Gain from Security Transactions
Class A	-	(67,555)
Class C	-	(66,539)
Change in Net Assets from Distributions	-	(155,670)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	1,178,353	2,683,781
Class C	777,545	3,228,987
Shares Issued on Reinvestment of Dividends
Class A	-	73,978
Class C	-	66,799
Cost of Shares Redeemed
Class A	(711,887)	(645,251)
Class C	(704,265)	(709,084)
Net Increase (Decrease) from Shareholder Activity	539,746	4,699,210
Net Increase (Decrease) in Net Assets	856,032	4,783,653
Net Assets at Beginning of Period	14,171,706	9,388,053
Net Assets at End of Period (Including Accumulated	$15,027,738	$14,171,706
Undistributed Net Investment Income of $45,079 and $43,138)
Share Transactions:
Issued
Class A	105,032	244,846
Class C	69,723	295,459
Reinvested
Class A	-	6,979
Class C	-	6,368
Redeemed
Class A	(62,784)	(59,297)
Class C	(63,378)	(65,839)
Net Increase (Decrease) in Shares	48,593	428,516

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2012		4/1/2011	7/6/2010*
	to		to	to
	9/30/2012		3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$11.42		$11.46	$10.00
Net Investment Income (Loss) (a)	0.02		0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.23		0.01	1.47
Total from Investment Operations	0.25		0.09	1.50

Distributions (From Net Investment Income)	0.00		(0.02)	(0.02)
Distributions (From Capital Gains)	0.00		(0.11)	(0.02)
Total Distributions	0.00		(0.13)	(0.04)
Net Asset Value -
End of Period	$11.67		$11.42	$11.46
Total Return (b)	2.19	% ***	0.90%	14.99% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,949		$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.19	% **	2.40%	4.04	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.35	% **	-0.22%	-2.22	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45	% **	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.39	% **	0.72%	0.37	% **
Portfolio Turnover Rate	43.66	% ***	65.19%	53.13	% ***
Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2012		4/1/2011	7/6/2010*
	to		to	to
	9/30/2012		3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$11.28		$11.42	$10.00
Net Investment Income (Loss) (a)	(0.02)		0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.22		(0.01)	1.47
Total from Investment Operations	0.20		(0.01)	1.44

Distributions (From Net Investment Income)	0.00		(0.02)	0.00	(c)
Distributions (From Capital Gains)	0.00		(0.11)	(0.02)
Total Distributions	0.00		(0.13)	(0.02)
Net Asset Value -
End of Period	$11.48		$11.28	$11.42
Total Return (b)	1.77	% ***	(0.01)%	14.53% *** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,079		$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.94	% **	3.15%	4.79	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-1.11	% **	-0.96%	-2.94	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20	% **	2.20%	2.20	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.37	% **	-0.01%	-0.35	% **
Portfolio Turnover Rate	43.66	% ***	65.19%	53.13	% ***

* The Fund commenced operations on July 6, 2010. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005. (d) Represents performance beginning on the first day of security trading (July 16, 2010). (e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 8

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
September 30, 2012 (UNAUDITED)

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2012, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2010-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2012, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2012 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for deter-

2012 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

mining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,925,704	$0	$0	$14,925,704
Money Market Funds	155,221	0	0	155,221
Total	$15,080,925	$0	$0	$15,080,925

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2012. There were no transfers into or out of the levels during the six month period ended September 30, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the six month period ended September 30, 2012 were as follows:

Shares Held March 31, 2012	94,436
Purchases	2,207
Sales	(31,528)
Shares Held September 30, 2012	65,115

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at September 30, 2012 was $1,313,812 and $1,492,431, respectively. The investment represented 9.93% of total net assets as of September 30, 2012. For the six month period ended September 30, 2012, there were $7,088 in dividends received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2012, the Adviser earned management fees totaling $72,033 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2013. The fee waiver will automatically terminate on July 31, 2013 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2013.

For the six month period ended September 30, 2012, the Adviser waived fees and/or reimbursed expenses totaling $53,542. The Fund owed the Adviser $3,789 at September 30, 2012. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribu-

2012 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

tion, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2012, there were $9,376 and $34,530 of 12b-1 fees incurred by Class A and Class C, respectively. As of September 30, 2012, $34,195 was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. During the period April 1, 2012 to September 30, 2012, those individuals earned $10,136 resulting from the sale of Class A shares. Additionally, during the period April 1, 2012 to September 30, 2012, those individuals earned $7,518 associated with trailing commissions of Class C, which is paid from available Class C accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

During the six month period ended September 30, 2012, the Adviser received $1,115 resulting from CDSC fee incurred by Class C.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,021,680 and $6,222,995, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2012 was $13,919,137.

At September 30, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,169,626	($7,838)	$1,161,788

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid for Class A for the six month period ended September 30, 2012.

The tax character of distributions for Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Fiscal Year Ended
	September 30, 2012	March 31, 2012
Ordinary Income:	$0	$11,936
Short-term Capital Gain:	0	59,618
Long-term Capital Gain:	0	7,937
	$0	$79,491

There were no distributions paid for Class C for the six month period ended September 30, 2012.

The tax character of distributions for the Class C was as follows:

Distributions paid from Class C:

	Six Months Ended	Fiscal Year Ended
	September 30, 2012	March 31, 2012
Ordinary Income:	$0	$9,640
Short-term Capital Gain:	0	58,721
Long-term Capital Gain:	0	7,818
	$0	$76,179

2012 Semi-Annual Report 12

ADDITIONAL INFORMATION
September 30, 2012
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on June 25, 2012, the Board of Trustees (the “Board” or the “Trustees”) reviewed and approved the continuance of the Investment Advisory Agreements (the “Agreement”) between the Adviser and the Neiman Large Cap Value Fund (the “Large Cap Value Fund”) and Neiman Balanced Allocation Fund (the “Balanced Allocation Fund”). In renewing the Agreements, the Board of Trustees received materials from the Adviser (the "Report") addressing the following factors: (i) the investment performance of the Funds and the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended March 31, 2012. The Report also included comparative performance information for the Funds' comparative index, the S&P 500. The Trustees noted that each of the Funds continued to perform well. The report indicated that the Large Cap Value Fund's one-year and five-year annualized returns were higher than its Peer Group average. The Fund's one-year return was below the comparative index and the Fund's five-year annualized return was higher than the comparative index. The report also indicated that the Large Cap Fund's three-year annualized return was below its Peer Group and comparative index. As to the since inception performance, the report indicated that Large Cap Value underperformed the comparative index. Management stated that due to the low volatility of the Large Cap Value Fund, it is expected that the Fund may underperform in a strong market. The report indicated that both classes of the Balanced Allocation Fund underperformed the Peer Group average and comparative index for the three-month and one year periods, but at the same time both classes outperformed the two funds that are most similar to the Balanced Allocation Fund. The Trustees then reviewed the Balanced Allocation Fund's performance for both classes since inception compared to the benchmark. It was noted that the benchmark outperformed both classes of the Balanced Allocation Fund, which the Adviser noted was due to the balanced nature of the Fund and the fact that if the market does well the Fund will not full participate on the upside and therefore will lag the benchmark. The Trustees concluded that the each Fund's performance was consistent with their expectations.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser summarized the information provided to the Board. The Trustees discussed the Adviser's financial condition, the portfolio manager's background and investment management experience. The Board noted the change in the personnel managing the Funds. The representatives of the Adviser reviewed and discussed with the Board the Adviser's Form ADV and the Rule 17j-1 Code of Ethics certifications. The representatives of the Adviser also discussed the compliance services provided to the Funds by the Adviser. The Trustees discussed the quality of the Adviser's compliance efforts. The representatives of the Adviser also discussed the Adviser's financial stability. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services being provided by the Adviser were satisfactory and adequate.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Funds, it was noted that the Adviser is waiving expenses or subsidizing the Funds due to the current asset levels. Materials submitted by the Adviser showed that the Adviser has waived fees or reimbursed the Funds' expenses to limit the Funds operating expenses (with certain exclusions) to 1.45% for Large Cap Value, 1.45% for Balanced Allocation Class A and 2.20% for Balanced Allocation Class C. The Board noted that the Adviser realized a profit after indirect expenses related to Large Cap Value of approximately $37,500 as of March 31, 2012. It was further noted that thru March 31, 2012 Balance Allocation was a relatively new fund and before indirect expenses the Adviser realized minimal profit; however, after indirect expenses, the Adviser lost money through its relationship with the Balanced Allocation Fund. The Trustees then discussed the Adviser's financial condition.

Turning to the level of the management fee, the Trustees were presented with a comparative analysis of advisory fees and expense ratios based on publicly available data and drawn from the Peer Groups for each Fund. Included in the comparisons were funds with similar asset ranges. The Trustees noted that Large Cap Value's audited expense ratio of 1.46% was slightly higher than the average audited expense ratio of 1.36% for the Peer Group and within the range of its peers. The Trustees also noted that Large Cap Value's net expense ratio (which includes

2012 Semi-Annual Report 13

Additional Information (Unaudited) - continued

acquired fund fees and expenses) of 1.48% was slightly higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.35% for the Peer Group and within the range of its peers. Additionally, it was noted that effective May 9, 2011 the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect cost of investing in acquired funds) to 1.45% of its average daily net assets through July 31, 2013. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.72%, but within the range of its Peer Group. In addition, the Trustees noted that the Fund did not charge a front end load, deferred load or 12b-1 fee whereas the Peer Group had an average of 0.76% front end loads, 0.46% deferred loads, and 0.35% 12b-1 fees. Turning to Balanced Allocation Fund the Trustees noted that Class A's and Class C's audited expense ratio of 1.45% and 2.20%, respectively, were both higher than the average audited expense ratio of 0.93% for the Peer Group. Class A was within the range of its Peer Group and Class C was at the high end of the Peer Group. The Balanced Allocation Fund's net expense ratio (which includes acquired fund fees and expenses) of 2.40% for Class A and 3.06% for Class C, respectively, were both higher than the average net expense ratio (which includes acquired fund fees and expenses) of 1.67% for the Peer Group, but within the range of the Peer Group. Additionally, it was noted that effective August 1, 2011 the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit total annual operating expenses of the Fund (with certain exclusions) to 1.45% for Class A and 2.20% for Class C of their average daily net assets through July 31, 2013. The Trustees also noted that the management fee of 1.00% was above the Peer Group average of 0.28%, but within the range of the Peer Group. In addition, the Trustees noted that Class A charged a front end load of 5.75%, no deferred load and a 12b-1 fee of 0.25% whereas the Peer Group on average received 0.90% front end loads, 1.23% deferred loads, and 0.49% 12b-1 fees, respectively. The Trustees further noted that Class C did not charge a front end load, charged a 1.00% deferred load and a 12b-1 fee of 1.00% whereas the Peer Group on average received 0.90% front end loads, 1.23% deferred loads, and 0.49% 12b-1 fees, respectively. The Trustees also recognized that the Adviser is capping each Fund's expense ratio, and therefore the net management fees may be substantially less than the gross management fees depending on the net assets of each Fund.

Finally, the Trustees reviewed information regarding fees charged by the Adviser for other client relationships. The Trustees recognized the expense ratios were within the range of the Peer Groups average and the management fees were at the top end of the Peer Groups; however, they also recognized that the Adviser is capping each Fund's expenses, the Adviser was currently making only a minimal profit for the Large Cap Value Fund and a minimal profit for Balanced Allocation Fund before indirect expenses. The Funds' performance overall was in line with both Funds' Peer Groups. Having considered the comparative data as described above, the Trustees concluded that the Funds' management fees and expense ratios were reasonable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Again, the Trustees noted that the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to limit annual operating expenses of the Funds and noted that as the Funds grow the expense ratios will come down.

Next, the Independent Trustees met in executive session to discuss the continuation of the Agreements. The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Funds. They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations. The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Funds. The Board agreed that the management fees were reasonable and that the Adviser was not overly profitable. The Trustees agreed that the fee waivers for the Funds capped the expenses and that additional economics of scale would not be a material consideration until the Funds are substantially larger, but noted that the Adviser was committed to reducing fees as economies of scale are realized. It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreements would be in the best interests of the Funds.

2012 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Funds

Neiman Tactical Income Fund
Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

SEMI-ANNUAL REPORT
September 30, 2012

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2012.
Since
Inception(A)
CLASS A (with sales charge)*	-3.02%
CLASS A (without sales charge)*	2.90%
S&P 500 Index (B)	6.35%
Barclays Capital US Aggregate Bond Index (C)	1.59%

Annual Fund Operating Expense Ratio (from 06/29/12 Prospectus) :

Class A - Gross 2.73%, Net 2.33%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Tactical Income Fund commenced operations on June 29, 2012.

(B) The S&P 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

(C) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2012 Semi-Annual Report 1

NEIMAN TACTICAL INCOME FUND

                                       Neiman Tactical Income Fund
                                 by Sectors (as a percentage of Net Assets)
                                                        (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2012 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, June 29, 2012 through September 30, 2012.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	June 29, 2012 to
	June 29, 2012	September 30, 2012	September 30, 2012

Actual	$1,000.00	$1,029.00	$3.79*

Hypothetical**	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 94/365 (to reflect the partial year period).

** The hypothetical example is calculated assuming that the Fund had been in operation for the full six month period from April 1, 2012 to September 30, 2012. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2012 Semi-Annual Report 3

Neiman Tactical Income Fund

		Schedule of Investments
		September 30, 2012 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
Mutual Funds
663,652	Artio Global High Income Fund - Class I	$6,503,787
957,797	Ivy High Income Fund - Class I	8,160,431
1	Ivy High Income Fund - Class Y	3
685,538	Legg Mason Western Asset Global High Yield Bond Fund - Class I	4,915,308
788,168	Metropolitan West High Yield Bond Fund – Class I	8,173,298
515,250	Neuberger Berman High Income Bond Fund - Institutional Class	4,869,111
117,739	PIMCO High Yield Fund - Institutional Class	1,120,880
Total for Mutual Funds (Cost $33,331,755)		33,742,818	88.11%
Money Market Funds
4,332,848	Fidelity Money Market Portfolio Class I 0.18% *	4,332,848
Total for Money Market Funds (Cost $4,332,848)		4,332,848	11.32%
	Total Investments	38,075,666	99.43%
	(Cost $37,664,603)
	Other Assets in Excess of Liabilities	219,733	0.57%
	Net Assets	$38,295,399	100.00%

* Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 4

Neiman Tactical Income Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2012
Assets:
Investment Securities at Fair Value	$38,075,666
(Cost $37,664,603)
Cash	65,174
Prepaid Expenses	20,477
Receivables:
Fund Shares Purchased	34,400
Dividends and Interest	159,140
Total Assets	38,354,857
Liabilities
Payable for Fund Shares Redeemed	3,250
Accrued Management Fees	24,807
Accrued Distribution and Service (12b-1) Fees	13,783
Accrued Compliance Officer Expense	1,019
Accrued Trustees Fees	764
Other Accrued Expenses	15,835
Total Liabilities	59,458
Net Assets	$38,295,399
Net Assets Consist of:
Paid In Capital	$37,563,761
Accumulated Undistributed Net Investment Income	276,194
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	44,381
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	411,063
Net Assets, for 3,720,982 Shares Outstanding	$38,295,399
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($38,295,399/3,720,982 shares)	$10.29
Maximum Offering Price Per Share ($10.29/0.9425) **	$10.92

** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 5

Neiman Tactical Income Fund

Statement of Operations (Unaudited)
For the period June 29, 2012* through September 30, 2012
Investment Income:
Dividends	$355,191
Interest	944
Total Investment Income	356,135
Expenses:
Management fees	55,132
Transfer agent fees & accounting fees	8,091
Distribution and service (12b-1) fees	13,783
Registration expense	5,335
Administration fees	6,251
Audit fees	5,605
Legal fees	1,869
Custody fees	2,511
Miscellaneous expense	1,529
Compliance officer expense	1,019
Trustees fees	765
Printing and postage expense	764
Total Expenses	102,654
Less:
Expense Waiver / Expense Reimbursement	(22,713)
Net Expenses	79,941
Net Investment Income (Loss)	276,194
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	44,381
Change In Unrealized Appreciation (Depreciation) on Investments	411,063
Net Realized and Unrealized Gain (Loss) on Investments	455,444

Net Increase (Decrease) in Net Assets from Operations	$731,638

* The Fund commenced operations on June 29, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 6

Neiman Tactical Income Fund

Statement of Changes in Net Assets	(Unaudited)
6/29/2012*
to
9/30/2012
From Operations:
Net Investment Income (Loss)	$276,194
Net Realized Gain (Loss) on Investments	44,381
Change in Net Unrealized Appreciation (Depreciation) on Investments	411,063
Increase (Decrease) in Net Assets from Operations	731,638
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	37,963,017
Shares Issued on Reinvestment of Dividends
Cost of Shares Redeemed	(399,256)
Net Increase (Decrease) from Shareholder Activity	37,563,761
Net Increase (Decrease) in Net Assets	38,295,399
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$38,295,399
Undistributed Net Investment Income of $276,194)
Share Transactions:
Issued	3,760,120
Reinvested	-
Redeemed	(39,138)
Net Increase (Decrease) in Shares	3,720,982
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period	3,720,982

* The Fund commenced operations on June 29, 2012. The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 7

Neiman Tactical Income Fund

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout	6/29/2012*
the period:	to
	9/30/2012
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income (Loss) (a)	0.13
Net Gains or Losses on Securities
(realized and unrealized)	0.16	(b)
Total from Investment Operations	0.29
Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-
Net Asset Value -
End of Period	$10.29
Total Return (c)	2.90	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$38,295
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.86	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	4.60	% ***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	5.01	% ***
Portfolio Turnover Rate	49.48	% **

* The Fund commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to rec-
oncile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an invest-
ment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
September 30, 2012
(UNAUDITED)

1.) ORGANIZATION
Neiman Tactical Income Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2012, there are three series authorized by the Trust. The Fund commenced operations on June 29, 2012. The Fund currently offers Class A shares. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund's primary investment objective is to seek total returns with capital preservation as a secondary objective. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser") and the Sub-Adviser to the Fund is PageOne Funds Management, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period of June 29, 2012 through September 30, 2012, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities pur-

2012 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

chased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

2012 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$33,742,818	$0	$0	$33,742,818
Money Market Funds	4,332,848	0	0	4,332,848
Total	$38,075,666	$0	$0	$38,075,666

The Fund did not hold any Level 3 assets during the period June 29, 2012 through September 30, 2012. There were no transfers into or out of the levels during the period June 29, 2012 through September 30, 2012. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets. PageOne Funds Management, LLC (“PageOne”), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee.

For the period June 29, 2012 through September 30, 2012, the Adviser earned management fees totaling $55,132 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2013. The fee waiver will automatically terminate on July 31, 2013 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2013.

For the period June 29, 2012 through September 30, 2012, the Adviser waived fees and/or reimbursed expenses totaling $22,713. The Fund owed the Adviser $24,807 at September 30, 2012. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the period June 29, 2012 through September 30, 2012 there were $13,783 of 12b-1 fees incurred by Class A. As of September 30, 2012, $13,783 was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. Those individuals earned $23,929 resulting from the sale of Class A shares during the period June 29, 2012 to September 30, 2012.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

7.) INVESTMENT TRANSACTIONS
For the period June 29, 2012 through September 30, 2012, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $42,395,897 and $9,108,523, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2012 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

For Federal income tax purposes, the cost of securities owned at September 30, 2012 was $37,664,603.

At September 30, 2012, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$411,063	$0	$411,063

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2012, Ameritrade Inc. located in Omaha, Nebraska, for the benefit of its customers, owned, in the aggregate, 66.99% of the Fund, and therefore may be deemed to control the Fund. Also, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 25.49% of the Fund, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid for the Fund for the period June 29, 2012 through September 30, 2012.

2012 Semi-Annual Report 12

ADDITIONAL INFORMATION
September 30, 2012
(UNAUDITED)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At a meeting held on June 25, 2012, the Board of Trustees (the “Board” or the “Trustees”) consider the approval of the management agreement (the "Agreement") between the Trust and the Adviser, on behalf of the Neiman Tactical Income Fund. In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Adviser; (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board discussed the background and investment management experience of the Adviser's professional staff. The Adviser noted that the Neiman Tactical Income Fund has no performance since it is a new fund; however, the Adviser has managed the Large Cap Value Fund and the Balanced Allocation Fund and the Board is familiar with the performance of those Funds. The Board then discussed the historical performance of a comparative portfolio managed by PageOne Funds Management, LLC, the proposed sub-adviser (“Sub-Adviser”) to the Fund. The Board noted that the Adviser would retain the Sub-Adviser to provide day-to-day management, including investment decisions and trades executions with oversight by the Adviser. As for the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities. The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and summarized the information provided to the Board regarding the investment personnel of the Adviser. They also reviewed the Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services to be provided by the Adviser was consistent with their expectations, and with the quality of services currently provided to the other Funds managed by the Adviser. The Trustees also concluded that the Adviser has the resources to provide quality advisory services to the Fund.

As to the cost of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, it was noted that the Adviser has agreed to subsidize the Fund in order to limit operating expenses. It was noted that because the Neiman Tactical Income Fund is a new fund, the Adviser expects to make minimal profits in year-one of operations. The Trustees then discussed Adviser's financial condition.

Turning to the level of fees, the Trustees reviewed the management fee of the Fund compared to a group of funds of similar size, style and objective (the “Peer Group”) and noted that the management fee of 1.00% was above the Peer Group's management fee of 0.58%, but within the range of fees for the Peer Group. The Adviser stated that because the Tactical Income Fund is new, they expect net management fee after waivers to be substantially lower after the first few years of operation. The Board requested that the Adviser consider advisory fee breakpoints, which the Adviser agreed to consider as the Tactical Income Fund grows.

Next, the independent Trustees met in executive session to discuss the approval of the Advisory contracts. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board's consensus (including a majority of the independent Trustees) that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2.) APPROVAL OF SUB-ADVISORY AGREEMENT
At a meeting held on June 25, 2012, the Board of Trustees (the “Board” or the “Trustees”) consider the approval of the Sub-Advisory agreement (the "Agreement") between the Trust and the Sub-Adviser, on behalf of the Neiman Tactical Income Fund. In reviewing the Agreement, the Board of Trustees received materials from the Sub-Adviser addressing the following factors: (i) the investment performance of the Sub-Adviser; (ii) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund; (iii) the cost of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Board discussed the background and investment management experience of the Sub-Adviser's professional staff. The Sub-Adviser’s President reviewed his and the firm's history,

2012 Semi-Annual Report 13

Additional Information (Unaudited) - continued

background and financial industry experience. He further explained to the Board his vision and hopes for managing the Neiman Tactical Income Fund and answered questions from the Trustees and legal counsel concerning his expertise and firm background. The Sub-Adviser noted that the Neiman Tactical Income Fund has no performance since it is a new fund. A Sub-Adviser representative then discussed the investment strategy the Sub-Adviser will use in managing the Fund, noting that the strategy relies mainly on tactical moves between high yield securities and other investments. The Board then discussed the historical performance of individual client portfolios managed by the Sub-Adviser using the same strategic income plan that will be used to manage the Fund. The Sub-Adviser provided comparative portfolio returns for its Strategic Income Plus Plan and Strategic Income Plan that showed performance over both the short-term and long-term. As for the nature, extent and quality of the services provided by the Sub-Adviser, the Trustees analyzed the Sub-Adviser's experience and capabilities. The representatives of the Sub-Adviser reviewed and discussed with the Board the Sub-Adviser's Form ADV and summarized the information provided to the Board regarding the investment personnel of the Sub-Adviser. They also reviewed the Sub-Adviser's financial information and discussed the firm's ability to meet its obligations under the Agreement. The Board concluded that the nature and extent of the services to be provided by the Sub-Adviser's were consistent with their expectations. The Trustees also concluded that the Sub-Adviser has the resources to provide quality advisory services to the Fund.

The Board then reviewed the expense ratios of the Peer Group that hold other investment companies similar to what the Neiman Tactical Income Fund will hold. It was noted that the Peer Group had an average audited expense ratio of 1.37% while the Neiman Tactical Income Fund is expected to have an audited expense ratio of 1.45%, slightly higher than the Peer Group average, but within the range of the Peer Group. The Peer Group had an average net expense ratio (which includes acquired fund fees) of 1.37% while the Neiman Tactical Income Fund is expected to have a net expense ratio (which includes acquired fund fees) of 2.33% which was at the top end of the Peer Group. As to the cost of the services to be provided and the profits to be realized by the Sub-Adviser from the relationship with the Fund, it was noted that the Sub-Adviser and Adviser both have agreed to waive management fees or subsidize the Fund in order to limit expenses. Because the Neiman Tactical Income Fund is a new fund the Sub-Adviser expects to make minimal profits in year one of operations. The Trustees then discussed the Sub-Adviser's financial condition.

Turning to the level of Sub-Adviser fees, the Adviser has contractually agreed to pay the Sub-Adviser 0.00% of the Fund's average daily net assets during the months when the Fund's average daily net assets are between $0 to $25 million. During months when the Fund's average daily net assets are between $25 to $50 million, the sub-advisory fee will be equal to an annual rate of 0.20% of all Fund assets. During months when the Fund's average daily net assets are between $50 to $100 million, the sub-advisory fee will be equal to an annual rate of 0.30% of all Fund assets. During months when the Fund's average daily net assets are above $100 million, the sub-advisory fee will be equal to an annual rate of 0.25% of all Fund assets. The Adviser referred the Trustees to the peer group fee information previously discussed in connection with the approval of the Adviser's fees. The Trustees reviewed and accepted this payment schedule.

Next, the independent Trustees met in executive session to discuss the approval of the Sub-Advisory contracts. The officers of the Trust were excused during this discussion.

Upon reconvening, it was the Board's consensus (including a majority of the independent Trustees) that the fee to be paid to PageOne Funds Management, LLC pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2012 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Sub- Adviser
PageOne Funds Management, LLC
2537 Route 9, Suite 250
Malta, NY 12020

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 12/5/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 12/5/2012

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 12/5/12